ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE.
Schedule of accounts receivable

	June 30,	December 31,
	2023	2022
Accounts receivable	$349,103	$1,199,756
Allowance for CECL	(83,869)	(231,937)
Accounts receivable, net	$265,234	$967,819

Schedule of CECL rates used to calculate current expected credit losses

Age of accounts receivable	Current	31-60 days	61-90 days	91-180 days	181-365 days	Over 365 days
Historical loss rate	0.00%	0.00%	0.00%	0.00%	5.00%	20.00%
Adjustment	0.44%	0.89%	1.33%	1.37%	2.74%	5.42%
CECL rate	0.44%	0.89%	1.33%	1.37%	7.74%	25.42%